      As Filed With The Securities And Exchange Commission On May 12, 2000

                                               Securities Act File No. 333-36588
                                       Investment Company Act File No. 811-09937

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [_]
     PRE-EFFECTIVE AMENDMENT NO. 1                                   [X]
     POST-EFFECTIVE AMENDMENT NO. __                                 [_]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [_]
     AMENDMENT NO. 1                                                 [X]

                               ------------------
                              MUNDER @VANTAGE TRUST
             (Exact Name of Registrant as Specified in its Charter)

                          c/o Munder Capital Management
                                480 Pierce Street
                              Birmingham, MI 48009
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (248) 647-9200

                                James C. Robinson
                                480 Pierce Street
                              Birmingham, MI, 48009
                     (Name and Address of Agent for Service)

                                   Copies To:

                              Jane A. Kanter, Esq.
                             Dechert Price & Rhoads
                              1775 Eye Street, N.W.
                            Washington, DC 20006-2401
                               ------------------

     Approximate Date Of Proposed Public Offering:    As soon as practicable
after the effective date of this registration statement.

     If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment
plan, check the following box.    |X|

                            ------------------
        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
================================================================================
TITLE OF SECURITIES                      PROPOSED MAXIMUM           AMOUNT OF
 BEING REGISTERED                   AGGREGATE OFFERING PRICE    REGISTRATION FEE

Shares of Beneficial Interest, par
value $0.01 per share                     $100,000,000              $26,400(1)

================================================================================

(1)  The Registrant has previously paid $26,400 of this registration fee.

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

                              CROSS REFERENCE SHEET
                           PARTS A AND B OF PROSPECTUS

ITEM NO.   CAPTION                                      LOCATION IN PROSPECTUS


1.         Outside Front Cover Page..................   Outside Front Cover Page
2.         Inside Front and Outside Back.............   Inside Front and Outside Back Cover Page
           Cover Page
3.         Fee Table and Synopsis....................   Summary of Fund Expenses
4.         Financial Highlights......................   Not Applicable
5.         Plan of Distribution......................   Outside Front Cover Page; How to Purchase
                                                        Fund Shares
6.         Selling Shareholders......................   Not Applicable
7.         Use of Proceeds...........................   Use of Proceeds
8.         General Description of the Registrant.....   Outside Front Cover Page; Investment
                                                        Objective
9.         Management................................   Management of the Fund; Use of Proceeds
10.        Capital Stock, Long-Term Debt, and.........  Shares of Beneficial Interest; Distribution
           Other Securities                             Policy
11.        Defaults and Arrears on Senior Securities..  Not Applicable
12.        Legal Proceedings..........................  Not Applicable
13.        Table of Contents of the Statement of......  Table of Contents of Statement of
           Additional Information                       Additional Information
14.        Cover Page of SAI..........................  Cover Page (SAI)
15.        Table of Contents of SAI...................  Table of Contents (SAI)
16.        General Information and History............  Appendix A (SAI)
17.        Investment Objective and Policies..........  Additional Investment Policies (SAI)
18.        Management.................................  Trustees and Officers (SAI); Investment
                                                        Advisory and Other Services (SAI)
19.        Control Persons and Principal Holders......  Not Applicable
           of Securities.
20.        Investment Advisory and Other Services.....  Investment Advisory and Other Services
                                                        (SAI)
21.        Brokerage Allocation and Other Practices...  Brokerage Commissions (SAI)
22.        Tax Status.................................  Not Applicable
23.        Financial Statements.......................  Financial Statements (SAI)

PART A.

Part A is incorporated by reference to the registrant's filing on Form N-2 dated May 9, 2000.

PART B.

Part B is incorporated by reference to the registrant's filing on Form N-2 dated May 9, 2000.

PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     1.  Financial Statements:

         PART A:  Financial Highlights (not applicable).

         PART B:  Independent Auditors' Report**
                  Statement of Assets and Liabilities**
                  Statement of Operations**
                  Notes to Financial Statements**

     2.  Exhibits:

                 a.  Charter of Registrant.*

                 b.  Bylaws of Registrant.*

                 c.  Not Applicable.

                 d.  Not Applicable.

                 e.  Registrant's Automatic Reinvestment Plan.**

                 f.  Not Applicable.

                 g. Investment Management Agreement between Registrant and Munder Capital Management.**

                 h.  (1)  Distribution Agreement between Registrant
                          and Chase H&Q.**

                     (2) Form of Selected Broker Agreement.**

                     (3) Form of Selected Dealer Agreement.**

                     (4) Form of Shareholder Servicing Agreement.**

                 i.  Not Applicable.

                 j. Custody and Fund Accounting Agreement between Registrant and State Street Bank and Trust Company.**

                 k.  (1)  Transfer Agent Services Agreement between Registrant and PFPC Global Fund Services.**

                     (2) Administrative Services Agreement between
                         Registrant and State Street Bank and Trust Company.**

                 l.    Opinion and Consent of Counsel.**

                 m.    Not Applicable.

                 n.    Consent of Independent Auditors.**

                 o.    Not Applicable.

                 p.    Agreement with respect to Seed Capital.**

                 q. Traditional/Roth IRA Account Opening Information for Registrant.**

                 r.    Codes of Ethics applicable to the Registrant.**

     _________________________
     *  Filed as Exhibit to the registration statement dated May 9, 2000.

     **  To be filed by amendment.

Item 25.  Marketing Arrangements:  Not Applicable.

Item 26.  Other Expenses of Issuance and Distribution:

          Registration fees.........................................  $_______
          Legal fees................................................  $_______
          Accounting fees...........................................  $_______
          Miscellaneous (mailing, etc.).............................  $_______

          Total.....................................................  $_______

Item 27.  Persons Controlled by or Under Common Control with Registrant:  None.

Item 28.  Number of Holders of Securities

          As of __________, 2000

          Title of Class                              Number of Recordholders
          Beneficial Interest                                -

Item 29.  Indemnification

     Reference is made to Article VII, Section 3 of the Registrant's Declaration of Trust and to Article VI, Section 2 of the Registrant's By-Laws each filed as
an exhibit to this Registration Statement.   Insofar as indemnification for
liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Business and Other Connections of Investment Adviser:

          Munder Capital Management

     NAME                      Position with Advisor
     Munder Group LLC          Partner
     WAM Holdings, Inc.        Partner
     WAM Holdings II, Inc.     Partner
     Leonard J. Barr, II       Senior Vice President and Director of Research
     Enrique Chang             Chief Investment Officer of Equities
     Clark Durant              Vice President and President of Munder Charitable Gift Fund
     Elyse G. Essick           Vice President and Director of Communications and Client Services
     Sharon E. Fayolle         Vice President and Director of Cash Management
     Otto G. Hinzmann          Vice President and Director of Equity Portfolio Management
     Anne K. Kennedy           Vice President and Director of Portfolio Management
     Michael Monahan           Chairman
     Ann F. Putallaz           Vice President and Director of Retirement Services Group
     James C. Robinson         Chief Executive Officer
     Peter G. Root             Vice President and Chief Investment Officer of Fixed Income

For further information relating to the Adviser's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management. See File No. 801-48394.

     World Asset Management

     NAME                            POSITION WITH ADVISOR
     Todd B. Johnson                 President, Chief Investment Officer and Chief Executive
                                     Officer
     Robert J. Kay                   Director, Client Services
     Theodore D. Miller              Director, International Investments
     Kenneth A. Schluchter, III      Director, Domestic Investments

     For further information relating to the World Asset Management's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by World Asset Management, SEC File No. 801-55795.

Item 31.  Location of Accounts and Records:

     Adviser:  Munder Capital Management
               480 Pierce Street
               Birmingham, MI 48009

   Custodian:  State Street Bank & Trust
               2 Avenue de Lafayette
               Boston, MA 02111

Item 32.  Management Services:  Not Applicable.

Item 33.  Undertakings:

     I. The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement.

     II.  The Registrant undertakes that:

          (a) For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 424(b)(1) or (4) or 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

          (b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

      III. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, the Registrant's Statement of Additional Information.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, its duly authorized representative, in the City of Birmingham, State of Michigan, on the 12th day of May, 2000.

                         MUNDER @VANTAGE TRUST

                         By:  /s/ James C. Robinson
                           -----------------------------------
                           James C. Robinson
                           President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons, in the capacities indicated on May 12, 2000.

/s/  James C. Robinson                        President and Trustee
---------------------------------------
James C. Robinson